T. ROWE PRICE Financial Services Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.6%
BANKS 38.2%
Money Center Banks 9.9%
Bank of America  1,566,500 60,608
Wells Fargo  1,537,981 60,089
120,697
Non-U.S. Banks 4.1%
Axis Bank (INR) (1) 119,282 1,146
BAWAG Group (EUR)  239,169 12,337
Erste Group Bank (EUR) (1) 372,233 12,611
ING Groep (EUR)  1,371,150 16,747
National Australia Bank (AUD)  62,332 1,235
Swedbank , A Shares (SEK) (2) 345,982 6,100
50,176
Regional Banks 24.2%
Allegiance Bancshares  40,300 1,634
Atlantic Capital Bancshares (1) 73,197 1,764
BankUnited 263,371 11,575
Cadence BanCorp 77,600 1,609
CBTX  46,600 1,432
Citizens Financial Group  327,780 14,472
Community Bankers Trust  195,400 1,723
Dime Community Bancshares  109,600 3,303
Eagle Bancorp  26,500 1,410
East West Bancorp  183,500 13,542
FB Financial  99,392 4,419
Fifth Third Bancorp  918,589 34,401
First Bancshares  51,029 1,868
Heritage Commerce  258,168 3,155
Home BancShares 73,437 1,987
Howard Bancorp (1) 165,827 2,726
Huntington Bancshares  2,241,440 35,235
National Bank Holdings, Class A  66,795 2,650
Pacific Premier Bancorp  226,541 9,841
Pinnacle Financial Partners  221,026 19,596
PNC Financial Services Group  152,100 26,680
Popular  254,626 17,905
Professional Holding, Class A (1) 38,305 704
Republic First Bancorp (1) 499,200 1,882
Sandy Spring Bancorp  117,600 5,107
Seacoast Banking (1) 376,477 13,644
Signature Bank  168,829 38,172
Southern First Bancshares (1) 30,155 1,414

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
Spirit of Texas Bancshares  63,600 1,419
Western Alliance Bancorp  225,725 21,317
296,586
Total Banks 467,459
CAPITAL MARKETS 17.8%
Asset Managers 2.8%
Apollo Global Management  187,700 8,824
Barings BDC  383,785 3,830
KKR  101,400 4,953
Main Street Capital (2) 82,300 3,222
Trinity Capital  233,573 3,485
Virtus Investment Partners  41,600 9,797
34,111
Capital Markets 1.2%
First Western Financial (1) 70,397 1,761
Hargreaves Lansdown (GBP)  151,535 3,220
London Stock Exchange Group (GBP)  79,286 7,580
Patria Investments, Class A (1) 133,206 2,320
14,881
Exchanges 2.4%
Cboe Global Markets  128,506 12,682
CME Group  60,054 12,265
Intercontinental Exchange  18,724 2,091
Tradeweb Markets, Class A  31,989 2,367
29,405
Security Brokers & Dealers 8.6%
Charles Schwab  499,137 32,534
Goldman Sachs Group  66,700 21,811
Lazard, Class A  180,900 7,871
Morgan Stanley  404,013 31,375
Raymond James Financial  90,300 11,067
104,658
Trust Banks 2.8%
Bank of New York Mellon  297,400 14,064
State Street  247,137 20,762
34,826
Total Capital Markets 217,881
FINANCE 8.6%
Consumer Finance 4.6%
Capital One Financial  176,300 22,431
Chailease Holding (TWD)  381,720 2,642

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
Encore Capital Group (1) 316,537 12,734
PRA Group (1) 151,500 5,616
SLM  513,588 9,229
Social Finance, Acquisition Date: 12/30/20, Cost $2,019 (1)(3) 109,559 3,111
55,763
Diversified Financials 2.8%
Dun & Bradstreet Holdings (1) 93,905 2,236
Euronet Worldwide (1) 138,080 19,096
FTAC Olympus Acquisition SPAC/ Payoneer PIPE (1)(4) 89,731 854
Mastercard , Class A  9,482 3,376
nCino  (1) 52,565 3,507
Visa, Class A  26,938 5,704
34,773
Thrifts & Mortgage Finance 1.2%
PennyMac Financial Services  60,724 4,061
Webster Financial  189,517 10,444
14,505
Total Finance 105,041
INSURANCE 31.1%
Insurance Agents - Brokers & Services 0.5%
GoHealth , Class A (1) 136,045 1,590
Marsh & McLennan  21,457 2,614
Selectquote  (1) 69,305 2,045
6,249
Life Insurance 8.7%
AIA Group (HKD)  86,800 1,062
Aviva (GBP)  523,458 2,950
Equitable Holdings  501,008 16,343
Hartford Financial Services Group  413,400 27,611
MetLife  390,700 23,751
Prudential (GBP)  271,461 5,783
Sun Life Financial (2) 365,700 18,486
Voya Financial  172,300 10,965
106,951
Property & Casualty Insurance 21.1%
American International Group  830,181 38,363
Assurant  152,110 21,565
Axis Capital Holdings  323,591 16,040
Chubb  346,692 54,767
CNA Financial  367,471 16,400
Direct Line Insurance Group (GBP)  1,788,097 7,719
Hanover Insurance Group  93,300 12,079

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
Kemper  106,911 8,523
Munich Re (EUR)  16,877 5,198
Powszechny Zaklad Ubezpieczen (PLN) (1) 1,343,509 11,579
ProAssurance 79,852 2,137
RenaissanceRe Holdings  83,500 13,381
Safety Insurance Group  81,995 6,908
Sampo , A Shares (EUR)  283,306 12,774
Selective Insurance Group  146,500 10,627
Sompo Holdings (JPY)  99,900 3,828
State Auto Financial  110,921 2,186
Zurich Insurance Group (CHF)  34,023 14,482
258,556
Title Insurance 0.8%
Black Knight (1) 61,217 4,530
First American Financial  95,307 5,399
9,929
Total Insurance 381,685
MISCELLANEOUS 0.6%
Other 0.6%
Equifax  26,050 4,718
Nerdwallet , Class A, Acquisition Date: 3/18/20, Cost $823 (1)(3)(5) 117,536 823
Open Lending, Class A (1) 52,175 1,848
Total Miscellaneous 7,389
REAL ESTATE 2.3%
Real Estate 2.3%
Brookfield Asset Management, Class A (2) 191,500 8,522
JBG SMITH Properties, REIT  353,344 11,233
SL Green Realty, REIT (2) 122,019 8,540
Total Real Estate 28,295
Total Common Stocks (Cost $877,678) 1,207,750
CONVERTIBLE PREFERRED STOCKS 0.1%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(3)(5)(6) 712 359
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(3)(5)(6) 712 359
Total Capital Markets 718
Total Convertible Preferred Stocks (Cost $566) 718

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 15,846,637 15,847
Total Short-Term Investments (Cost $15,847) 15,847
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.08% (7)(8) 241,017 2,410
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,410
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.08% (7)(8) 987,072 9,871
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,871
Total Securities Lending Collateral (Cost $12,281) 12,281
Total Investments in Securities 101.0%
(Cost $906,372) $ 1,236,596
Other Assets Less Liabilities (1.0)% (11,867)
Net Assets 100.0% $ 1,224,729
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,652 and represents 0.4% of net assets.

T. ROWE PRICE Financial Services Fund

. . .
. . . .
. . . .
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $897 and was valued at $854 (0.1% of net assets).
(5) Level 3 in fair value hierarchy.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Seven-day yield
(8) Affiliated Companies
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
PIPE Private Investment in Public Equity
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SPAC Special Purpose Acquisition Company
TWD Taiwan Dollar

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 290  ¤  ¤ $ 15,847
T. Rowe Price Short-Term Fund,
0.08% 5,065  ¤  ¤ 12,281
Total $ 28,128^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,128.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Financial Services Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Financial Services Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Financial Services Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F117-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,073,969 $ 132,958 $ 823 $ 1,207,750
Convertible Preferred Stocks — — 718 718
Short-Term Investments 15,847 — — 15,847
Securities Lending Collateral 12,281 — — 12,281
Total $ 1,102,097 $ 132,958 $ 1,541 $ 1,236,596